Cirm Grant (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Cirm Grant Disclosure [Abstract]
Research project related cost		$ 2.3
Percentage of licensing fees			0.10%
CIRM fund technology			$ 1.0
Percentage of converted loan			60.00%
Received from interest rate			25.00%
Other receivables milestone				$ 0.6
Other long-term liabilities			$ 0.6	$ 0.6
Received aggregate from CIRM	$ 0.6
Future distribution to company under grant value			$ 1.7